Equity - Summary of Share Capital (Detail) shares in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 TWD ($) shares
Disclosure of classes of share capital [abstract]
Numbers of shares authorized (in thousands)	5,000,000	5,000,000	5,000,000
Numbers of shares reserved (in thousands) Employee share options	400,000	400,000	400,000
Number of shares issued and fully paid (in thousands)	4,330,528	4,330,528	4,321,714
Share capital authorized	$ 50,000,000	$ 1,671,682	$ 50,000,000
Share capital reserved Employee share options	4,000,000	133,735	4,000,000
Share capital issued and fully paid	$ 43,305,287	$ 1,447,853	$ 43,217,144